Segment Information (Segment Assets Information by Segment) (Details) - USD ($) $ in Thousands		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting Information [Line Items]
Cash and cash equivalents		$ 159,927		$ 362,504
Accounts receivable, net		53,762		71,618
Fixed assets, net		252,860	[1]	269,058	[2]
Total assets	[3]	1,734,666		1,882,098
Sohu [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		4,130		2,914
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		113,556		189,998
Accounts receivable, net		26,423		32,673
Fixed assets, net		128,699	[1]	137,820	[2]
Total assets	[3]	2,985,380		3,100,491
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		46,371		172,506
Accounts receivable, net		27,339		38,945
Fixed assets, net		124,161	[1]	131,238	[2]
Total assets	[3]	3,082,800		2,950,224
Eliminations [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		0		0
Accounts receivable, net		0		0
Fixed assets, net		0	[1]	0	[2]
Total assets	[3]	$ (4,333,514)		$ (4,168,617)

[1]	Total additions to fixed assets of Sohu and Changyou were $0.6 million and $0.7 million, respectively, for the year ended December 31, 2024.
[2]	Total additions to fixed assets of Sohu and Changyou were $1.1 million and $1.2 million, respectively, for the year ended December 31, 2023.
[3]	The elimination for segment assets mainly consists of elimination of long-term investments in subsidiaries and consolidated VIEs, and elimination of intra-Group loans between Sohu and Changyou.